Borrowings (Details) - Schedule of Borrowings from Related Parties - AUD ($)		Jul. 15, 2024	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Current liabilities			$ 2,084,152	$ 5,086
Non-current liabilities
Non-current liabilities			1,759,447	2,471,619
Liabilities current and non-current		$ 1,938,287	3,843,599	2,476,705
Loan from Director [Member]
Current liabilities
Current liabilities	[1]		5,086	5,086
Non-current liabilities
Non-current liabilities			13,550	13,550
Loan from associated entities [Member]
Current liabilities
Current liabilities	[2]		156,066
Non-current liabilities
Non-current liabilities	[2]			155,304
Shareholder Loans [Member]
Current liabilities
Current liabilities	[3]		1,923,000
Non-current liabilities
Non-current liabilities	[4]			1,463,650
Convertible notes payable [Member]
Non-current liabilities
Non-current liabilities	[5]		$ 1,745,897	$ 839,115

[1]	These are unsecured and interest free loans with no maturity terms provided by directors of the Company.
[2]	During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest p.a. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon H. Szewach directors of the Company.
[3]	On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-month and expected to be mature on 15 July 2023.
[4]	On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders) for $1,493,445 received during January and February 2022, at an interest rate of 12% per annum for an 18 month term maturing on 15 July, 2023.
[5]	On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;